CONDENSED BALANCE SHEETS (Parenthetical) (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, Par Value	$ 0.0001	$ 0.0001
Preferred stock, Share Authorized	15,000,000	15,000,000
Preferred stock, Issued	0	0
Preferred stock, Outstanding	0	0
Common stock, Par Value	$ 0.0001	$ 0.0001
Common stock, Shares Authorized	75,000,000	75,000,000
Common stock, Issued	4,132,000	3,967,000
Common stock, Outstanding	4,132,000	3,967,000